IMPAIRMENT OF NONFINANCIAL ASSETS - Changes In Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Acquisition of subsidiaries	$ 119.5	$ 29.1
Disposal and remeasurement of interest in investment	(10.9)
Exchange differences	25.9	0.1
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start	560.0	556.6
Acquisition of subsidiaries	57.6	4.9
Disposal and remeasurement of interest in investment	(10.9)
Exchange differences	18.8	(1.5)
Goodwill, end	625.5	560.0
Goodwill | Civil Aviation Training Solutions
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start	194.0	197.6
Acquisition of subsidiaries	57.6	3.3
Disposal and remeasurement of interest in investment	(10.9)
Exchange differences	26.1	(6.9)
Goodwill, end	266.8	194.0
Goodwill | Defense and Security
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start	220.5	216.9
Acquisition of subsidiaries	0.0	1.6
Disposal and remeasurement of interest in investment	0.0
Exchange differences	(3.0)	2.0
Goodwill, end	217.5	220.5
Goodwill | Healthcare
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill, start	145.5	142.1
Acquisition of subsidiaries	0.0	0.0
Disposal and remeasurement of interest in investment	0.0
Exchange differences	(4.3)	3.4
Goodwill, end	$ 141.2	$ 145.5